Property and equipment	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
Property and equipment
13. Property and equipment

	Land	Flight equipment	Purchase deposits for flight equipment	Ramp and miscellaneous	Furniture, fixtures, equipment and other	Leasehold improvements	Construction in progress	Total
Cost -
Balance at January 1, 2022	$6,301	$2,925,576	$476,254	$53,562	$33,905	$65,267	$15,584	$3,576,449
Transfer of pre-delivery payments	—	50,977	(50,977)	—	—	—	—	—
Additions	—	228,908	383,176	2,903	3,318	3,291	882	622,478
Disposals	—	(46,121)	—	(1,395)	(4,265)	(164)	(29)	(51,974)
Reclassifications	—	8,179	(76,200)	—	—	5,873	(14,052)	(76,200)
Balance at December 31, 2022	$6,301	$3,167,519	$732,253	$55,070	$32,958	$74,267	$2,385	$4,070,753
Transfer of pre-delivery payments	—	211,703	(211,703)	—	—	—	—	—
Additions	—	373,983	205,030	3,993	3,760	1,991	9,302	598,059
Disposals	—	(56,979)	—	(427)	(1,476)	(897)	—	(59,779)
Reclassifications	—	(549)	(25,400)	—	—	617	(68)	(25,400)
Balance at December 31, 2023	$6,301	$3,695,677	$700,180	$58,636	$35,242	$75,978	$11,619	$4,583,633
Transfer of pre-delivery payments	—	175,930	(175,930)	—	—	—	—	—
Additions	—	444,469	13,987	5,205	3,260	3,701	4,779	475,401
Disposals	—	(75,550)	—	(945)	(2,441)	(1,095)	—	(80,031)
Reclassifications	—	2,329	—	—	39	6,696	(9,026)	38
Balance at December 31, 2024	$6,301	$4,242,855	$538,237	$62,896	$36,100	$85,280	$7,372	$4,979,041
Accumulated depreciation and impairment -
Balance at January 1, 2022	$—	$(942,026)	$—	$(45,777)	$(31,963)	$(43,975)	$(4)	$(1,063,745)
Depreciation for the year	—	(163,674)	—	(2,392)	(1,354)	(4,490)	—	(171,910)
Disposals	—	42,631	—	1,366	4,265	164	—	48,426
Balance at December 31, 2022	$—	$(1,063,069)	$—	$(46,803)	$(29,052)	$(48,301)	$(4)	$(1,187,229)
Depreciation for the year	—	(200,851)	—	(2,546)	(2,190)	(4,320)	—	(209,907)
Disposals	—	49,382	—	398	1,470	885	—	52,135
Balance at December 31, 2023	$—	$(1,214,538)	$—	$(48,951)	$(29,772)	$(51,736)	$(4)	$(1,345,001)
Depreciation for the year	—	(229,622)	—	(2,923)	(3,143)	(5,173)	—	(240,861)
Disposals	—	60,616	—	945	2,430	1,090	—	65,081
Balance at December 31, 2024	$—	$(1,383,544)	$—	$(50,929)	$(30,485)	$(55,819)	$(4)	$(1,520,781)
Carrying amounts -
At December 31, 2022	$6,301	$2,104,450	$732,253	$8,267	$3,906	$25,966	$2,381	$2,883,524
At December 31, 2023	$6,301	$2,481,139	$700,180	$9,685	$5,470	$24,242	$11,615	$3,238,632
At December 31, 2024	$6,301	$2,859,311	$538,237	$11,967	$5,615	$29,461	$7,368	$3,458,260
Flight equipment
Flight equipment includes aircraft, engines, aircraft components, and major maintenance of own and leased aircraft.
During 2024, the Company capitalized 6 Boeing 737 MAX aircraft (2023: 8 Boeing 737 MAX aircraft). The Company acquired these aircraft through a Japanese Operating Leases with Call Options (“JOLCOs”) which are a form financing obtained from Japanese lenders. Under IFRS, these transactions are considered a purchase and are accounted for as an element of Property and equipment. These arrangements establish semi-annually payments of obligations and have a term of 10 years.
In March 2022, the newly converted freighter aircraft, the Boeing 737-800 BCF (Boeing Converted Freighter) with a capacity of 21.70 tons per flight, began operations. The conversion is depreciated over the lesser of 10.0 years or remaining useful life of the aircraft.
Aircraft with a carrying value of $1.7 billion (includes new acquired aircraft) are pledged as collateral for the obligation of the special purpose entities as of December 31, 2024 (2023: $1.5 billion).
On 26 September 2022, one of the Company’s Boeing 737-800 aircraft came off the runway while landing at Tocumen International Airport in Panama. During 2023, the Company completed the repair of the aircraft and its engines under the Company's insurance policy, and recognized a reimbursement asset of $11.5 million within other current assets in the consolidated statement of financial position. As of December 31, 2024, the reimbursement asset amounts to $0.2 million (2023:$11.5 million ) (see note 17).
No impairment indicators were identified in 2024 and 2023 in the property and equipment.
Purchase deposits for flight equipment
Purchase deposits for flight equipment mainly correspond to the future purchase of MAX aircraft and engines (see note 27).
As of December 31, 2024, the additions for $14.0 million do not include any advance payments made on aircraft purchase contracts (2023: the additions for $200.2 million include $200.0 million of advance payments paid on aircraft purchase contracts).
During the 2024, the Company grounded twenty-one 737 MAX9 aircraft in response to the Federal Aviation Administration (FAA) airworthiness directive issued on January 6. A total of 1,788 flights were canceled from January 6 through January 29. After undergoing the technical inspections required by the authorities, all of these aircraft returned to Copa Airlines' schedule.
In 2024, the Company signed a confidential agreement with Boeing to cover the impact of the partial grounding of its Boeing 737 MAX 9 fleet in January. In accordance with applicable accounting principles, the Company recorded the compensation received from Boeing as a reduction of the cost basis of the aircraft.
Other property and equipment
As of December 31, 2024 and 2023 construction in progress mainly includes remodeling projects for airport facilities and offices.
During 2024, the Company capitalized under “Leasehold improvements” $6.7 million (2023: $0.6 million) in other remodeling projects for airport facilities and offices in the Terminal 2 of Tocumen International Airport in Panama.